Accumulated other comprehensive income (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accumulated other comprehensive income, net of tax [Abstract]
Unrealized gain on marketable securities	$ 539,000,000	$ 206,000,000
Unrealized gain on foreign exchange	73,000,000	67,000,000
Actuarial loss relating to pension	(35,000,000)	(30,000,000)
Unrealized loss on interest rate swaps in VIEs	(49,000,000)	(49,000,000)
Accumulated other comprehensive income	528,000,000	194,000,000
Other comprehensive income taxes	0
Actuarial loss related to pension, tax effect	$ 16,000,000	$ 8,000,000
Tax rate in Norway (in hundredths)	28.00%